Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

On January 10, 2025, the Company closed its initial public offering (the “IPO”) of 1,250,000 Class A ordinary shares, par value $0.0001 per share (the “Shares”). The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-276180, “Form F-1”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 21, 2023 (as amended), and registration statement on Form F-1MEF (File No. 333-284169, “Form F-1 MEF”) (Form F-1 and Form F-1MEF, together, the “Registration Statements”). The registration statement on Form F-1 was declared effective by the SEC on December 20, 2024, and the registration statement on Form F-1 MEF became effective upon filing on January 7, 2025. The Shares were priced at $4.00 per share, and the offering was conducted on a firm commitment basis. The total gross proceed and net proceed received by the Company is $5,000,000 and $4,301,959, respectively. An option for a period of 45 days after the effective date of the Registration Statements was granted to the underwriters to purchase up to 15% of the total number of the Class A ordinary shares to be offered in this IPO at the price of $4.00 per share.

The Company has granted the underwriters warrants to purchase Class A Ordinary Shares equal to five percent (5%) of the total number of Class A ordinary shares sold in this IPO, exercisable upon the closing of the IPO, at a price of $4.00 per share. The Shares were previously approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “MASK.”

On March 21, 2025, the Hong Kong subsidiary of the Company, 3e Network Technology Company Limited (“HK 3e Network”), entered into two equity transfer agreements (“Equity Transfer Agreements”) with HongKong Techfaith Limited (“Techfaith”), under which HK 3e Network has agreed to sell, and Techfaith has agreed to acquire (“Share Transfer”): (i) 60% of equity interest of Guangzhou Sanyi Network for a total consideration of approximately RMB6,204,000 in cash; and (ii) 100% of equity interest of Guangzhou 3E Network for a total consideration of approximately RMB1,390,000 in cash. The Equity Transfer Agreements contain certain customary representations and warranties and closing conditions. As of the date of this report, the transaction is not yet closed.

The Company has evaluated subsequent events through the date of issuance of these interim consolidated financial statements, which was through April 16, 2025, and noted that there are no other material subsequent events.